Cover	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this "Amendment") amends the Current Report on Form 8-K filed by United Therapeutics Corporation (the "Company") with the U.S. Securities and Exchange Commission on June 28, 2023 (the "Original Form 8-K").
Document Period End Date	Jun. 26, 2023
Entity File Number	000-26301
Entity Registrant Name	United Therapeutics Corporation
Entity Central Index Key	0001082554
Entity Tax Identification Number	52-1984749
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1000 Spring Street
Entity Address, City or Town	Silver Spring
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20910
City Area Code	301
Local Phone Number	608-9292
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	UTHR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false